Nature of Business (Details Narrative)				0 Months Ended
	Dec. 31, 2013	Nov. 21, 2013 Minimum [Member]	Nov. 21, 2013 Maximum [Member]	Nov. 21, 2013 Merger Agreement [Member]
Share holders reverse stock split				480 to 1
Preferred stock authorized shares	50,000,000	5,000,000	50,000,000